Leases - Schedule of Future Minimum Lease Payment (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Future Minimum Lease Payment [Abstract]
By March 31, 2027	$ 40,180	¥ 277,152
Total	40,180	277,152
Less: imputed interest	(616)	(4,241)
Present value of operating lease liabilities	39,564	272,911	¥ 467,577
Less: current portion of lease obligation	(39,564)	(272,911)	(371,879)
Noncurrent operating lease obligation			¥ 95,698